Financial instruments - Fair value and risk management - Change in gross value used for calculating hedge ineffectiveness (Details) - Cash Flow Hedges - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Change in gross value used for calculating hedge ineffectiveness	€ (2,427.7)	€ 418.7	€ (1.5)
Foreign currency risk | Property, plant and equipment - aircraft additions
Disclosure of detailed information about hedging instruments [line items]
Change in gross value used for calculating hedge ineffectiveness	(13.4)	149.8	515.0
Foreign currency risk | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Change in gross value used for calculating hedge ineffectiveness	(14.4)	114.6	(117.7)
Commodity price risk | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Change in gross value used for calculating hedge ineffectiveness	€ (2,399.9)	€ 154.3	€ (398.8)